Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2022
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Selling and Administrative Expenses
31.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Wages and salaries	￦	828,667	941,824	1,075,873
Expenses related to post-employment benefits		83,037	142,606	84,582
Other employee benefits		187,075	207,074	230,909
Travel		17,513	18,916	39,661
Depreciation		146,483	144,037	148,639
Amortization		115,254	87,232	90,069
Communication		10,390	9,898	10,890
Electricity		7,968	7,398	9,563
Taxes and public dues		59,274	85,808	95,976
Rental		34,966	28,682	36,732
Repairs		8,952	12,604	17,343
Entertainment		8,328	10,186	13,741
Advertising		71,743	89,218	103,551
Research & development		116,273	123,092	179,714
Service fees		156,530	187,271	225,072
Vehicles maintenance		4,880	5,336	7,102
Industry association fee		9,586	9,691	11,624
Conference		11,576	14,479	20,259
Increase (decrease) to provisions		12,285	8,936	(909)
Others		48,822	75,521	79,575

	￦	1,939,602	2,209,809	2,479,966

(b)	Selling expenses
Selling expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Freight and custody	￦	180,503	192,973	77,427
Operating expenses for distribution center		6,977	7,382	2,507
Sales commissions		86,851	65,404	75,012
Sales advertising		1,284	3,620	5,782
Sales promotion		7,086	6,264	19,388
Sample		1,650	2,164	2,052
Sales insurance premium		30,364	41,069	39,018
Contract cost		46,247	61,450	57,661
Others		15,978	12,749	15,635

	￦	376,940	393,075	294,482